BNY Mellon Midcap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.5%
Banks — 3.9%
Columbia Banking System, Inc.	155,116	4,597,638
First Horizon Corp.	295,878	7,169,124
SouthState Bank Corp.	35,776	3,389,776
		15,156,538
Capital Goods — 12.3%
BWX Technologies, Inc.	20,373	3,990,663
Carlisle Companies, Inc.	11,614	4,004,623
Carrier Global Corp.	89,759	5,732,907
Dover Corp.	30,309	6,406,110
Flowserve Corp.	75,046	5,666,724
Gates Industrial Corp. PLC(a)	241,949	6,271,318
Hubbell, Inc.	8,196	3,881,708
Mueller Industries, Inc.	28,678	3,687,991
Quanta Services, Inc.	6,097	4,339,418
The Timken Company	34,310	4,390,994
		48,372,456
Commercial & Professional Services — 2.1%
Clean Harbors, Inc.(a)	18,961	5,328,610
Tetra Tech, Inc.	110,384	3,034,456
		8,363,066
Consumer Discretionary Distribution & Retail — .7%
The Gap, Inc.	137,433	2,906,708
Consumer Durables & Apparel — 2.9%
Deckers Outdoor Corp.(a)	56,021	6,377,991
Hasbro, Inc.	56,645	4,881,099
		11,259,090
Consumer Services — 3.4%
Aramark	111,134	5,932,333
Expedia Group, Inc.	17,432	3,935,971
Las Vegas Sands Corp.	72,327	3,657,577
		13,525,881
Energy — 6.9%
Antero Resources Corp.(a)	160,325	5,731,619
Diamondback Energy, Inc.	35,593	6,815,348
Valero Energy Corp.(b)	30,154	7,382,302
Weatherford International PLC	69,005	7,151,678
		27,080,947
Equity Real Estate Investment Trusts — 8.4%
Digital Realty Trust, Inc.(c)	18,537	3,522,030
Federal Realty Investment Trust(c)	51,465	6,156,758
Healthpeak Properties, Inc.(c)	347,038	6,645,778
Lineage, Inc.(c)	105,692	4,693,782
Millrose Properties, Inc.(c)	126,066	3,557,582
Ryman Hospitality Properties, Inc.(c)	30,326	3,491,432
Weyerhaeuser Co.(c)	203,349	4,984,084
		33,051,446
Financial Services — 6.3%
Fidelity National Information Services, Inc.	78,553	3,376,993

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.5% (continued)
Financial Services — 6.3% (continued)
LPL Financial Holdings, Inc.	13,354	3,655,925
Moelis & Co., Cl. A(b)	49,336	3,319,819
Robinhood Markets, Inc., Cl. A(a)	25,357	2,391,165
Rocket Cos., Inc., Cl. A(a)	391,950	5,687,195
Voya Financial, Inc.	76,791	6,236,965
		24,668,062
Food, Beverage & Tobacco — .8%
Tyson Foods, Inc., Cl. A	54,440	3,321,929
Health Care Equipment & Services — 4.0%
Edwards Lifesciences Corp.(a)	53,167	4,597,351
Encompass Health Corp.	17,447	1,846,765
Labcorp Holdings, Inc.	17,980	4,675,879
Molina Healthcare, Inc.(a)	26,239	4,555,090
		15,675,085
Household & Personal Products — .8%
The Estee Lauder Companies, Inc., Cl. A	36,513	3,247,831
Insurance — 4.7%
Assurant, Inc.	41,836	10,411,725
Old Republic International Corp.	135,167	5,032,268
Willis Towers Watson PLC	12,546	3,132,360
		18,576,353
Materials — 7.5%
Alcoa Corp.	43,621	3,386,734
Element Solutions, Inc.	106,363	4,512,982
Freeport-McMoRan, Inc.	74,894	4,921,285
International Paper Co.	141,183	4,725,395
Newmont Corp.	39,748	4,364,728
Nucor Corp.	30,255	7,563,750
		29,474,874
Media & Entertainment — 1.3%
Omnicom Group, Inc.(b)	67,744	4,925,666
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
Ascendis Pharma A/S(a)	16,508	3,699,608
Elanco Animal Health, Inc.(a)	189,099	4,510,011
Incyte Corp.(a)	35,747	3,458,165
Jazz Pharmaceuticals PLC(a)	33,915	8,020,558
Teva Pharmaceutical Industries Ltd., ADR(a)	112,935	3,988,864
		23,677,206
Semiconductors & Semiconductor Equipment — 8.1%
MKS, Inc.	20,246	6,564,968
ON Semiconductor Corp.(a)	60,766	7,329,595
Onto Innovation, Inc.(a)	21,235	5,483,727
Qnity Electronics, Inc.	38,490	6,004,440
STMicroelectronics NV	94,456	6,546,745
		31,929,475
Software & Services — 4.4%
Akamai Technologies, Inc.(a),(b)	52,362	7,830,213
Dolby Laboratories, Inc., Cl. A	41,591	2,321,194
Dynatrace, Inc.(a)	97,439	4,149,927
Zoom Communications, Inc.(a)	30,069	3,054,710
		17,356,044

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.5% (continued)
Technology Hardware & Equipment — 1.3%
Western Digital Corp.	9,880	5,248,355
Telecommunication Services — 1.2%
Lumen Technologies, Inc.(a)	412,826	4,536,958
Transportation — 2.8%
Delta Air Lines, Inc.	65,651	5,414,894
Knight-Swift Transportation Holdings, Inc.	73,390	5,550,486
		10,965,380
Utilities — 4.7%
Dominion Energy, Inc.(b)	123,271	8,251,761
Exelon Corp.	161,075	7,351,463
NRG Energy, Inc.	21,341	2,861,401
		18,464,625
Total Equity Securities - Common Stocks (cost $292,017,391)		371,783,975
Equity Securities - Private Equity — 1.9%
Software & Services — 1.9%
Databricks, Inc., Ser. H (a),(d)	32,643	6,831,527
Databricks, Inc., Ser. I (a),(d)	2,689	562,754
Total Equity Securities - Private Equity (cost $2,596,384)		7,394,281

	1-Day Yield (%)
Investment Companies — 3.6%
Registered Investment Companies — 3.6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $14,099,151)	3.68	14,099,151	14,099,151
Total Investments (cost $308,712,926)		100.0%	393,277,407
Cash and Receivables (Net)		.0%	68,251
Net Assets		100.0%	393,345,658

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $19,100,709 and the value of the collateral was
$19,653,205, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at May 31, 2026. These securities were valued at $7,394,281 or 1.9% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Midcap Value Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	371,783,975	—	—	371,783,975
Equity Securities - Private Equity	—	—	7,394,281	7,394,281
Investment Companies	14,099,151	—	—	14,099,151
	385,883,126	—	7,394,281	393,277,407

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2026, accumulated net unrealized appreciation on investments was $84,564,481, consisting of $94,239,293 gross unrealized appreciation and $9,674,812 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.